Off-balance sheet commitments	12 Months Ended
Dec. 31, 2021
Off-balance sheet commitments
Off-balance sheet commitments
29 Off-balance sheet commitments

Lease arrangements

Just Eat Takeaway.com applies the short-term lease recognition exemption to its short-term leases (i.e. <1 year). It also applies the recognition exemption for leases for which the underlying asset is of low value (i.e. below €5,000). Lease payments on short-term leases and leases of low-value assets are recognised as expenses on a straight-line basis over the lease term.

Low value and short-term leases (including delivery bikes) can be specified as follows:

€ millions	2021	2020
Not later than one year	20	2
Between one and five years	21	14
More than five years	-	-
Closing balance	41	16

Commitments for expenditure

Just Eat Takeaway.com has commitments for expenditure as at 31 December 2021 for an amount of €273 million (31 December 2020: €20 million) mainly related to marketing and sponsoring contracts, IT contracts, third-party delivery companies and excluding leasehold improvements, reference is made to Note 14.